Summary of Significant Accounting Policies (Details Narrative) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($)
Accounting Policies [Abstract]
Foreign currency exchange rate	1.00		1.00
Foreign currency exchange rate	1.2943		1.2943
Cash and cash equivalents	$ 2,419	$ 1,990,000	$ 3,130,000
Borrowing interest rate	1.45%	3.75%